Lease	6 Months Ended
Jun. 30, 2025
Lease
Lease

5Lease

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to office facilities. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

As of December 31, 2024, the weighted average remaining lease term was 4.2 years and weighted average discount rate was 3.61% for the Company’s operating leases. As of June 30, 2025, the weighted average remaining lease term was 3.7 years and weighted average discount rate was 3.51% for the Company’s operating leases.

Operating lease cost for the six months ended June 30, 2024 and 2025 were RMB2,320 and RMB2,785 (US$389), respectively, which excluded cost of short-term contracts. Short-term lease cost for the six months ended June 30, 2024 and 2025 were RMB335 and RMB429 (US$60). For the six months ended June 30, 2024 and 2025, no lease cost for operating leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	Six months ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cash payments for operating leases	2,792	2,994	418
ROU assets obtained in exchange for operating lease liabilities	1,765	2,726	381

Future lease payments under operating lease as of June 30, 2025 were as follows:

	Operating lease
	RMB	US$
	(Unaudited)	(Unaudited)
Year ending December 31,
2025	2,442	341
2026	5,113	713
2027	4,744	662
2028	4,513	630
2029	2,270	317
Thereafter	—	—
Total future lease payments	19,082	2,663
Less: Imputed interest	1,261	176
Total lease liability balance	17,821	2,487